10-K Income Taxes - Net deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Accrued pension costs	$ 11,070	$ 15,011
Operating Lease Liabilities	11,804	12,966
Asset retirement obligations	9,687	8,696
Deferred compensation/ compensation related	15,329	14,654
Net operating loss/ credit carryforward	12,039	11,329
Capitalized inventory overloads	7,260	4,683
Payroll tax deferral	0	2,329
Other	8,412	8,032
Total deferred tax assets	75,601	77,700
Deferred tax liabilities:
Basic differences on property, plant, and equipment	203,099	199,928
Operating lease right-of-use assets	11,804	12,966
Intangible assets	10,975	9,760
Other	13,488	12,243
Total deferred tax liabilities	239,366	234,897
Valuation allowance	12,039	11,329
Net deferred income tax liability	$ (175,804)	$ (168,526)